Provisions	12 Months Ended
Dec. 31, 2021
Provisions.
Provisions

27. Provisions

					Project	Divestment-	Material
EURm	Restructuring	Warranty	Litigation	Environmental	losses	related	liability	Other	Total
As of 1 January 2021	441	220	73	113	276	49	130	230	1 532
Translation differences	1	1	2	8	3	–	–	14	29
Reclassification	(5)	–	(1)	–	–	(12)	–	70	52
Charged to income statement:
Additions	221	197	81	36	22	12	35	141	745
Reversals	(38)	(17)	(20)	(1)	(3)	(3)	(36)	(27)	(145)
Total charged to income statement	183	180	61	35	19	9	(1)	114	600
Utilized during year(1)	(308)	(147)	(33)	(7)	(63)	–	(40)	(46)	(644)
As of 31 December 2021	312	254	102	149	235	46	89	382	1 569
Non-current	156	19	14	133	124	43	13	143	645
Current	156	235	88	16	111	3	76	239	924

(1)   The utilization of restructuring provision includes items transferred to accrued expenses, of which EUR 69 million remained in accrued expenses as of 31 December 2021.

Restructuring provision

Nokia provides for the estimated cost to restructure when a detailed formal plan of restructuring has been completed, approved by management, and announced. Restructuring costs consist primarily of personnel restructuring charges. The other main components are costs associated with exiting real estate locations, and costs of terminating certain other contracts directly linked to the restructuring. As of 31 December 2021, the restructuring provision amounted to EUR 312 million including personnel and other restructuring costs. The provision consists primarily of amounts related to the announcements made by Nokia on 6 April 2016, 25 October 2018 and 16 March 2021. The majority of the restructuring cash outflows is expected to occur over the next two years.

Warranty provision

Nokia provides for the estimated liability to repair or replace products under standard warranty at the time revenue is recognized. The provision is an estimate based on historical experience of the level of repairs and replacements. Cash outflows related to the warranty provision are generally expected to occur within the next 18 months.

Litigation provision

Nokia provides for the estimated future settlements related to litigation based on the probable outcome of the claims. Cash outflows related to the litigation provision are inherently uncertain and generally occur over several periods. For a presentation of certain legal matters potentially affecting Nokia, refer to Note 28, Commitments, contingencies and legal proceedings.

Environmental provision

Nokia provides for estimated costs of environmental remediation relating to soil, groundwater, surface water or sediment contamination when Nokia becomes obliged, legally or constructively, to rectify the environmental damage, or to perform restorative work. The environmental provision includes estimated costs to sufficiently clean and refurbish contaminated sites, to the extent necessary and, where necessary, continue surveillance at sites where the environmental remediation exposure is less significant. Cash outflows related to the environmental liability are inherently uncertain and generally occur over several periods.

Project loss provision

Nokia provides for onerous contracts based on the lower of the expected cost of fulfilling the contract and the expected cost of terminating the contract. An onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. Project loss provisions relate to contracts with customers and are evaluated at a contract level. The majority of the project loss provision utilization is expected to occur over the next two years.

Divestment-related provision

Nokia provides for indemnifications it is required to make to the buyers of its disposed businesses. Cash outflows related to the divestment-related provision are inherently uncertain.

Material liability provision

Nokia recognizes the estimated liability for non-cancellable purchase commitments for inventory in excess of forecasted requirements at each reporting date. Cash outflows related to the material liability provision are expected to occur over the next 12 months.

Other provisions

Nokia provides for various legal and constructive obligations such as indirect tax provisions, employee-related provisions other than restructuring provisions and asset retirement obligations. Cash outflows related to other provisions are generally expected to occur over the next two years.